Income Taxes - Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Balance, beginning	¥ 179,492	$ 28,166	¥ 65,936
Additions based on tax positions related to current year	2,040	320	138,583
Reversal based on tax positions related to prior years	(4,006)	(628)	(25,027)
Balance, ending	¥ 177,526	$ 27,858	¥ 179,492